Business and segmental reporting - Companys revenue contribution (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business and segmental reporting
Revenues	$ 192,484,301	$ 220,057,606	$ 230,042,240
Number of reportable segments | segment	1
Voyage Charters [Member]
Business and segmental reporting
Revenues	$ 167,484,975	206,350,782	218,969,349
Time charters [Member]
Business and segmental reporting
Revenues	24,254,241	13,696,635	10,974,608
Pooling Arrangements [Member]
Business and segmental reporting
Revenues	13,511	10,189	$ 98,283
Chemical Tankers [Member]
Business and segmental reporting
Revenues	731,574
Charterer A [Member]
Business and segmental reporting
Revenues	$ 23,152,151
Charterer B [Member]
Business and segmental reporting
Revenues		$ 26,759,247